Offsets	Aug. 11, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NuScale Power Corp
Form or Filing Type	S-3
File Number	333-272342
Initial Filing Date	Jun. 01, 2023
Fee Offset Claimed	$ 19,517.60
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 177,100,789.37
Termination / Withdrawal Statement	The registrant previously registered an indeterminate amount of securities having an aggregate offering price of up to $500,000,000 pursuant to a Registration Statement on Form S-3 No. 333-272342, filed on June 1, 2023 and declared effective on June 8, 2023 (the "2023 Registration Statement"), and paid a total registration fee of $55,100 on the registration of $500,000,000 newly registered securities thereunder. The registrant sold an aggregate of $322,889,210.63 of such securities under the 2023 Registration Statement, leaving the balance of $177,110,789.37 (the "2023 Unsold Securities"), representing $19,517.60 in registration fees, of such 2023 Unsold Securities under the 2023 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this prospectus supplement, thereby fully utilizing the carry-forward of the registration fees associated with the 2023 Unsold Securities. The offering of such 2023 Unsold Securities from the 2023 Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NuScale Power Corp
Form or Filing Type	S-3
File Number	333-272342
Filing Date	Jun. 01, 2023
Fee Paid with Fee Offset Source	$ 19,517.60